Decommissioning and Other Provisions - Change in Decommissioning and Other Provision Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Balance	$ 689	$ 729
Liabilities acquired (Note 4)	156
Liabilities incurred	18	5
Liabilities settled	(45)	(50)
Accretion	50	48
Transfer to accounts payable	(31)
Transfer to Assets Held for Sale	(1)
Revisions in estimated cash flows	41	(89)
Revisions in discount rates	35	52
Change in foreign exchange rates	21	(6)
Balance	933	689
Decommissioning and restoration
Reconciliation of changes in other provisions [abstract]
Balance	656	688
Liabilities acquired (Note 4)	101
Liabilities incurred	6	1
Liabilities settled	(41)	(37)
Accretion	50	47
Transfer to accounts payable	0
Transfer to Assets Held for Sale	(1)
Revisions in estimated cash flows	21	(89)
Revisions in discount rates	35	52
Change in foreign exchange rates	21	(6)
Balance	848	656
Other provisions
Reconciliation of changes in other provisions [abstract]
Balance	33	41
Liabilities acquired (Note 4)	55
Liabilities incurred	12	4
Liabilities settled	(4)	(13)
Accretion	0	1
Transfer to accounts payable	(31)
Transfer to Assets Held for Sale	0
Revisions in estimated cash flows	20	0
Revisions in discount rates	0	0
Change in foreign exchange rates	0	0
Balance	$ 85	$ 33